Income Taxes (Schedule of Deferred Tax Assets) (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Deferred tax assets:
Net operating loss carryforward	$ 16,830	$ 15,379
Research credits	56	60
Expenses recognized for granting of options and warrants	1,554	1,651
Accrued expenses and reserves	20	135
Valuation allowance	(18,460)	(17,225)
Deferred Tax Assets, Net of Valuation Allowance	$ 0	$ 0